Prepaid Expenses and Other Current and Non-Current Assets, Net - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Other Receivables, net		$ 722,921	$ 307,663
Deposit		271,805	187,787
Prepayment	[1]	303,207	1,710,712
Total of prepaid expenses and other current		1,297,933	2,206,162
Non-Current Portion		221,243	178,786
Current Portion		1,076,690	2,027,376
Total of prepaid expenses and other current		$ 1,297,933	$ 2,206,162

[1]	As of March 31, 2025, the balance was mainly due to the prepaid for the consulting fees and deferred cost for share-based compensation, which were subsequently